Subsequent Events (Details) - Canada Goose Japan - CAD ($) $ in Millions		12 Months Ended
	Apr. 04, 2022	Apr. 03, 2022
Disclosure of detailed information about business combination [line items]
Acquisition-related costs		$ 0.7
Major business combination
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 2.5
Proportion of ownership interest in joint venture	50.00%
Percentage of consolidation of acquiree's results	100.00%
Major business combination | Sazaby League Ltd
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%